SEGMENT REPORTING	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SEGMENT REPORTING
SEGMENT REPORTING
19.	SEGMENT REPORTING

The Company operates as a single operating and reportable segment. The Company’s Chief Operating Decision Maker (“CODM”) has been identified as the Chairman and Chief Executive Officer, who reviews the consolidated operating results, including net revenues, cost of revenues, gross profit, and selling, general and administrative expenses, and net income (loss) to make decisions about resource allocation, including investments in personnel, marketing, and technology and product development, and to assess performance. The CODM does not evaluate performance or allocate resources at a disaggregated level below the consolidated entity.

The significant expense categories the CODM reviews regularly are personnel expenses, contractor expense, and legal and professional expenses. The Company’s revenue is derived principally from the sale of aerial robotic systems, service revenue and lease revenue.

Because the Company manages its business, allocates resources, and evaluates performance on a consolidated basis, the accompanying consolidated financial statements reflect the operations of one segment. The measures of profit or loss reviewed by the CODM are consistent with those presented in the consolidated statements of operations.

Segment information available with respect to the reportable business segment for the three months ended March 31, 2026 and 2025 was as follows:

	For the Three Months Ended March 31,
	2026	2025
Revenue by type:
Systems	$980,139	$948,039
Services	118,958	168,254
Lease	91,500	101,760
Total revenues	$1,190,597	$1,218,053
Cost of sales:	688,262	784,894
Gross profit:	502,335	433,159
Depreciation and amortization:	69,728	87,930
Revenues by geography
Canada	233,678	208,057
United States	395,195	413,155
Australia	66,267	185,480
Other	495,457	411,361
Total geography and consolidated revenues	$1,190,597	$1,218,053
Segment capital expenditures	$(3,550)	$(11,429)
Segment total assets	$5,150,557	$4,221,802
20.

16.SEGMENT REPORTING

The Company operates as a single operating and reportable segment. The Company’s “CODM” has been identified as the Chairman and Chief Executive Officer, who reviews the consolidated operating results, including net revenues, cost of revenues, gross profit, and selling, general and administrative expenses, and net income (loss) to make decisions about resource allocation and to assess performance.

The CODM does not evaluate performance or allocate resources at a disaggregated level below the consolidated entity. As such, the Company has determined that it has one operating segment and one reportable segment.

The significant expense categories the CODM reviews regularly are: personnel expenses ($7,238,571 and $7,688,306 for the years ended December 31, 2025 and 2024, respectively); contractor expenses ($743,790 and $773,031 for the years ended December 31, 2025 and 2024, respectively); and legal and professional expenses ($790,084 and $306,854 for the years ended December 31, 2025 and 2024, respectively).

The CODM uses consolidated operating results and net income (loss), as noted, to evaluate overall Company performance, compare actual results to internal budgets and forecasts, and to make decisions regarding resource allocation, including investments in personnel, marketing, and technology and product development.

Because the Company manages its business, allocates resources, and evaluates performance on a consolidated basis, the accompanying consolidated financial statements reflect the operations of one segment. The measures of profit or loss reviewed by the CODM are consistent with those presented in the consolidated statements of operations.

The Company’s revenue is derived principally from the sale of aerial robotic systems and software solutions, service revenue and subscription revenue.

16.SEGMENT REPORTING (continued)

Segment information available with respect to the reportable business segment for the years ended December 31, 2025 and 2024 was as follows:

	2025	2024
Revenue by Type:
Systems	$5,083,641	$4,443,978
Services	376,603	348,858
Lease	350,260	775,444
Total Revenues	$5,810,504	$5,568,280
Cost of sales:	$3,720,224	$3,611,850
Gross Profit:	$2,090,281	$1,956,430
Depreciation and Amortization:	$317,025	$421,919
Revenues by Geography
Canada	$1,065,471	$1,758,548
United States	1,922,219	956,101
Australia	621,274	878,362
Other	2,201,540	1,975,269
Total geography and consolidated revenues	$5,810,504	$5,568,280
Segment capital expenditures	$50,328	$10,646
Segment total assets	$5,857,716	$6,789,095